Accounts Receivable (Activity in the Allowance for Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance beginning of year	$ 74	$ 79	$ 66
Additions‑ charged to expense	81	75	68
Deductions‑ write-offs	(72)	(80)	(55)
Balance end of year	$ 83	$ 74	$ 79